Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Alger Funds
Entity Central Index Key	0000003521
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000024900 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class A
Trading Symbol	ALGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class A / ALGAX)	$64	1.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class A returned a 5.23%, excluding sales load, return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class A	8.07%	8.93%	4.22%
Alger International Opportunities Fund Class A—excluding sales load	14.05%	10.11%	4.78%
MSCI ACWI ex USA	12.52%	10.63%	5.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,911,850
Holdings Count | Holding	41	[2]
Investment Company Portfolio Turnover	47.88%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.

C000024901 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class B
Trading Symbol	AFGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class B / AFGPX)	$65	1.27%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[3]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class B returned a 5.24% return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class B	10.09%	10.02%	4.53%
Alger International Opportunities Fund Class B—excluding contingent deferred sales charges	14.09%	10.15%	4.53%
MSCI ACWI ex USA	12.52%	10.63%	5.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,911,850
Holdings Count | Holding	41	[4]
Investment Company Portfolio Turnover	47.88%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.

C000024902 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class C
Trading Symbol	ALGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class C / ALGCX)	$108	2.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.12%	[5]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class C returned a 4.78%, excluding contingent deferred sales charge, return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class C	12.49%	9.26%	4.12%
Alger International Opportunities Fund Class C—excluding contingent deferred sales charges	13.49%	9.26%	4.12%
MSCI ACWI ex USA	12.52%	10.63%	5.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,911,850
Holdings Count | Holding	41	[6]
Investment Company Portfolio Turnover	47.88%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.

C000039971 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class I
Trading Symbol	AIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class I / AIGIX)	$65	1.27%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[7]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class I returned a 5.21% return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class I	14.11%	10.14%	4.91%
MSCI ACWI ex USA	12.52%	10.63%	5.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,911,850
Holdings Count | Holding	41	[8]
Investment Company Portfolio Turnover	47.88%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.

C000095957 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class Z
Trading Symbol	ALCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class Z / ALCZX)	$44	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[9]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class Z returned a 5.42% return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class Z	14.52%	10.55%	5.24%
MSCI ACWI ex USA	12.52%	10.63%	5.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 152,911,850
Holdings Count | Holding	41	[10]
Investment Company Portfolio Turnover	47.88%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.

C000024903 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class A
Trading Symbol	ALSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class A / ALSAX)	$60	1.32%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.32%	[11]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class A returned -15.48%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class A	(13.52)%	(1.60)%	4.89%
Alger Small Cap Growth Fund Class A—excluding sales load	(8.73)%	(0.54)%	5.46%
Russell 2000 Growth Index	2.42%	0.00%	6.39%
S&P 500 Index	12.10%	0.00%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 176,836,329
Holdings Count | Holding	102	[12]
Investment Company Portfolio Turnover	18.11%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.

C000024904 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class B
Trading Symbol	ALSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class B / ALSCX)	$50	1.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.09%	[13]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class B returned -15.40% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class B	(12.22)%	(0.71)%	5.10%
Alger Small Cap Growth Fund Class B—excluding contingent deferred sales charges	(8.56)%	(0.54)%	5.10%
Russell 2000 Growth Index	2.42%	0.00%	6.39%
S&P 500 Index	12.10%	0.00%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 176,836,329
Holdings Count | Holding	102	[14]
Investment Company Portfolio Turnover	18.11%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.

C000024905 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class C
Trading Symbol	AGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class C / AGSCX)	$97	2.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.12%	[15]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class C returned -15.76%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class C	(10.25)%	(1.31)%	4.78%
Alger Small Cap Growth Fund Class C—excluding contingent deferred sales charges	(9.34)%	(1.31)%	4.78%
Russell 2000 Growth Index	2.42%	0.00%	6.39%
S&P 500 Index	12.10%	0.00%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 176,836,329
Holdings Count | Holding	102	[16]
Investment Company Portfolio Turnover	18.11%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.

C000095958 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	ASCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Y / ASCYX)	$39	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.85%	[17]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class Y returned -15.21% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 12/31/21
Alger Small Cap Growth Fund Class Y	(8.28)%	(11.73)%
Russell 2000 Growth Index	2.42%	(3.48)%
S&P 500 Index	12.10%	6.40%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 176,836,329
Holdings Count | Holding	102	[18]
Investment Company Portfolio Turnover	18.11%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.

C000232602 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	ASCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Z / ASCZX)	$46	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.00%	[19]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class Z returned -15.33% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class Z	(8.39)%	(0.22)%	5.83%
Russell 2000 Growth Index	2.42%	0.00%	6.39%
S&P 500 Index	12.10%	0.00%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 176,836,329
Holdings Count | Holding	102	[20]
Investment Company Portfolio Turnover	18.11%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.

C000024906 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class A
Trading Symbol	ALBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class A / ALBAX)	$45	0.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[21]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Growth & Income Fund Class A returned -2.05%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Real Estate sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., JPMorgan Chase & Co., Visa Inc., KLA Corp., and CME Group Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Apple Inc., Blackstone Inc., Alphabet Inc., and PepsiCo, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class A	4.60%	14.19%	10.99%
Alger Growth & Income Fund Class A—excluding sales load	10.40%	15.43%	11.59%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 659,545,058
Holdings Count | Holding	77	[22]
Investment Company Portfolio Turnover	1.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$659,545,058
Total number of portfolio holdings[1]	77
Portfolio turnover rate	1.50%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	7.3%
Consumer Staples	6.3%
Energy	4.5%
Financials	14.2%
Health Care	11.7%
Industrials	6.0%
Information Technology	29.6%
Materials	1.4%
Real Estate	3.2%
Utilities	1.5%
Short-Term Investments and Other Net Assets	5.0%
100.0%
†	Based on net assets.

C000024908 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class C
Trading Symbol	ALBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class C / ALBCX)	$81	1.66%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.66%	[23]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Growth & Income Fund Class C returned -2.41%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Real Estate sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., JPMorgan Chase & Co., Visa Inc., KLA Corp., and CME Group Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Apple Inc., Blackstone Inc., Alphabet Inc., and PepsiCo, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class C	8.56%	14.57%	10.92%
Alger Growth & Income Fund Class C—excluding contingent deferred sales charges	9.56%	14.57%	10.92%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 659,545,058
Holdings Count | Holding	77	[24]
Investment Company Portfolio Turnover	1.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$659,545,058
Total number of portfolio holdings[1]	77
Portfolio turnover rate	1.50%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	7.3%
Consumer Staples	6.3%
Energy	4.5%
Financials	14.2%
Health Care	11.7%
Industrials	6.0%
Information Technology	29.6%
Materials	1.4%
Real Estate	3.2%
Utilities	1.5%
Short-Term Investments and Other Net Assets	5.0%
100.0%
†	Based on net assets.

C000111113 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class Z
Trading Symbol	AGIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class Z / AGIZX)	$29	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[25]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Growth & Income Fund Class Z returned -1.90% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Real Estate sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., JPMorgan Chase & Co., Visa Inc., KLA Corp., and CME Group Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Apple Inc., Blackstone Inc., Alphabet Inc., and PepsiCo, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class Z	10.74%	15.80%	11.95%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 659,545,058
Holdings Count | Holding	77	[26]
Investment Company Portfolio Turnover	1.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$659,545,058
Total number of portfolio holdings[1]	77
Portfolio turnover rate	1.50%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	7.3%
Consumer Staples	6.3%
Energy	4.5%
Financials	14.2%
Health Care	11.7%
Industrials	6.0%
Information Technology	29.6%
Materials	1.4%
Real Estate	3.2%
Utilities	1.5%
Short-Term Investments and Other Net Assets	5.0%
100.0%
†	Based on net assets.

C000024909 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	AMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class A / AMGAX)	$60	1.22%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%	[27]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Fund Class A returned -2.32%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc., and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class A	0.35%	8.58%	8.12%
Alger Mid Cap Growth Fund Class A—excluding sales load	5.91%	9.76%	8.71%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 226,126,519
Holdings Count | Holding	62	[28]
Investment Company Portfolio Turnover	44.51%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$226,126,519
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.51%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.8%
Consumer Discretionary	8.9%
Consumer Staples	0.5%
Financials	11.1%
Health Care	7.3%
Industrials	22.0%
Information Technology	28.8%
Materials	1.4%
Real Estate	4.3%
Utilities	3.1%
Short-Term Investments and Other Net Assets	5.8%
100.0%
†	Based on net assets.

C000024910 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class B
Trading Symbol	AMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class B / AMCGX)	$67	1.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%	[29]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Fund Class B returned -2.40% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc., and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class B	1.79%	9.60%	8.41%
Alger Mid Cap Growth Fund Class B—excluding contingent deferred sales charges	5.79%	9.72%	8.41%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 226,126,519
Holdings Count | Holding	62	[30]
Investment Company Portfolio Turnover	44.51%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$226,126,519
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.51%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.8%
Consumer Discretionary	8.9%
Consumer Staples	0.5%
Financials	11.1%
Health Care	7.3%
Industrials	22.0%
Information Technology	28.8%
Materials	1.4%
Real Estate	4.3%
Utilities	3.1%
Short-Term Investments and Other Net Assets	5.8%
100.0%
†	Based on net assets.

C000024911 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	AMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class C / AMGCX)	$100	2.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.04%	[31]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Fund Class C returned -2.72%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc., and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class C	4.11%	8.88%	8.00%
Alger Mid Cap Growth Fund Class C—excluding contingent deferred sales charges	5.11%	8.88%	8.00%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 226,126,519
Holdings Count | Holding	62	[32]
Investment Company Portfolio Turnover	44.51%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$226,126,519
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.51%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.8%
Consumer Discretionary	8.9%
Consumer Staples	0.5%
Financials	11.1%
Health Care	7.3%
Industrials	22.0%
Information Technology	28.8%
Materials	1.4%
Real Estate	4.3%
Utilities	3.1%
Short-Term Investments and Other Net Assets	5.8%
100.0%
†	Based on net assets.

C000156504 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	AMCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class Z / AMCZX)	$45	0.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[33]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Fund Class Z returned -2.17% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc., and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 5/28/15
Alger Mid Cap Growth Fund Class Z	6.20%	10.09%	8.68%
Russell Midcap Growth Index	13.65%	12.31%	10.47%
S&P 500 Index	12.10%	15.61%	12.20%

Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 226,126,519
Holdings Count | Holding	62	[34]
Investment Company Portfolio Turnover	44.51%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$226,126,519
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.51%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.8%
Consumer Discretionary	8.9%
Consumer Staples	0.5%
Financials	11.1%
Health Care	7.3%
Industrials	22.0%
Information Technology	28.8%
Materials	1.4%
Real Estate	4.3%
Utilities	3.1%
Short-Term Investments and Other Net Assets	5.8%
100.0%
†	Based on net assets.

C000024912 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class A
Trading Symbol	ACAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class A / ACAAX)	$63	1.27%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%	[35]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Fund Class A returned -0.83%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class A	14.33%	13.53%	12.97%
Alger Capital Appreciation Fund Class A—excluding sales load	20.66%	14.76%	13.59%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,794,238,201
Holdings Count | Holding	74	[36]
Investment Company Portfolio Turnover	44.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$1,794,238,201
Total number of portfolio holdings[1]	74
Portfolio turnover rate	44.42%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	16.8%
Consumer Discretionary	13.2%
Consumer Staples	0.2%
Energy	0.2%
Financials	5.8%
Health Care	6.6%
Industrials	6.7%
Information Technology	46.9%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.

C000024914 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class C
Trading Symbol	ALCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class C / ALCCX)	$101	2.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.04%	[37]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Fund Class C returned -1.14%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class C	18.91%	13.92%	12.90%
Alger Capital Appreciation Fund Class C—excluding contingent deferred sales charges	19.87%	13.92%	12.90%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,794,238,201
Holdings Count | Holding	74	[38]
Investment Company Portfolio Turnover	44.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$1,794,238,201
Total number of portfolio holdings[1]	74
Portfolio turnover rate	44.42%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	16.8%
Consumer Discretionary	13.2%
Consumer Staples	0.2%
Energy	0.2%
Financials	5.8%
Health Care	6.6%
Industrials	6.7%
Information Technology	46.9%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.

C000095959 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class Z
Trading Symbol	ACAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class Z / ACAZX)	$45	0.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[39]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Fund Class Z returned -0.62% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class Z	21.11%	15.18%	13.99%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,794,238,201
Holdings Count | Holding	74	[40]
Investment Company Portfolio Turnover	44.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$1,794,238,201
Total number of portfolio holdings[1]	74
Portfolio turnover rate	44.42%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	16.8%
Consumer Discretionary	13.2%
Consumer Staples	0.2%
Energy	0.2%
Financials	5.8%
Health Care	6.6%
Industrials	6.7%
Information Technology	46.9%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.

C000024915 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class A
Trading Symbol	AHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class A / AHSAX)	$52	1.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.14%	[41]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Health Sciences Fund Class A returned -14.51%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 1.74% return of the S&P 500 Index and the -5.42% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, McKesson Corp. Boston Scientific Corp., Cardinal Health, Inc., Quest Diagnostics, Inc. and Inari Medical, Inc. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dyanamics Plc., UnitedHealth Group, Inc., Amgen Inc., Biogen Inc., and Glaukos Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class A	(16.89)%	(1.69)%	4.29%
Alger Health Sciences Fund Class A—excluding sales load	(12.28)%	(0.63)%	4.86%
Russell 3000 Healthcare Index	1.08%	7.43%	8.23%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 68,552,010
Holdings Count | Holding	40	[42]
Investment Company Portfolio Turnover	130.52%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$68,552,010
Total number of portfolio holdings[1]	40
Portfolio turnover rate	130.52%
[1]	Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Financials	0.6%
Health Care	88.3%
Real Estate	7.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.

C000024917 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class C
Trading Symbol	AHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class C / AHSCX)	$90	1.95%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.95%	[43]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Health Sciences Fund Class C returned -14.81%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 1.74% return of the S&P 500 Index and the -5.42% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, McKesson Corp. Boston Scientific Corp., Cardinal Health, Inc., Quest Diagnostics, Inc. and Inari Medical, Inc. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dyanamics Plc., UnitedHealth Group, Inc., Amgen Inc., Biogen Inc., and Glaukos Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class C	(13.66)%	(1.38)%	4.21%
Alger Health Sciences Fund Class C—excluding contingent deferred sales charges	(12.79)%	(1.38)%	4.21%
Russell 3000 Healthcare Index	1.08%	7.43%	8.23%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 68,552,010
Holdings Count | Holding	40	[44]
Investment Company Portfolio Turnover	130.52%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$68,552,010
Total number of portfolio holdings[1]	40
Portfolio turnover rate	130.52%
[1]	Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Financials	0.6%
Health Care	88.3%
Real Estate	7.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.

C000156505 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class Z
Trading Symbol	AHSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class Z / AHSZX)	$35	0.76%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.76%	[45]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Health Sciences Fund Class Z returned -14.32% for the fiscal six-month period ended April 30, 2025, compared to the 1.74% return of the S&P 500 Index and the -5.42% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, McKesson Corp. Boston Scientific Corp., Cardinal Health, Inc., Quest Diagnostics, Inc. and Inari Medical, Inc. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dyanamics Plc., UnitedHealth Group, Inc., Amgen Inc., Biogen Inc., and Glaukos Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 5/28/15
Alger Health Sciences Fund Class Z	(11.98)%	(0.27)%	4.30%
Russell 3000 Healthcare Index	1.08%	7.43%	7.73%
S&P 500 Index	12.10%	15.61%	12.20%

Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 68,552,010
Holdings Count | Holding	40	[46]
Investment Company Portfolio Turnover	130.52%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$68,552,010
Total number of portfolio holdings[1]	40
Portfolio turnover rate	130.52%
[1]	Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Financials	0.6%
Health Care	88.3%
Real Estate	7.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.

C000024918 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class A
Trading Symbol	ALMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class A / ALMAX)	$61	1.29%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.29%	[47]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class A generated a -9.88% return, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class A	(7.31)%	1.18%	6.37%
Alger Weatherbie Specialized Growth Fund Class A—excluding sales load	(2.18)%	2.28%	6.94%
Russell 2500 Growth Index	0.84%	8.04%	7.63%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 342,387,744
Holdings Count | Holding	51	[48]
Investment Company Portfolio Turnover	30.76%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.

C000024920 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class C
Trading Symbol	ALMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this informationby contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class C / ALMCX)	$97	2.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.07%	[49]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class C generated a -10.25% return, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class C	(3.94)%	1.52%	6.28%
Alger Weatherbie Specialized Growth Fund Class C—excluding contingent deferred sales charges	(2.96)%	1.52%	6.28%
Russell 2500 Growth Index	0.84%	8.04%	7.63%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 342,387,744
Holdings Count | Holding	51	[50]
Investment Company Portfolio Turnover	30.76%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.

C000051550 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class I
Trading Symbol	ASIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class I / ASIMX)	$63	1.34%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.34%	[51]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class I generated a -9.92% return for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class I	(2.19)%	2.28%	6.94%
Russell 2500 Growth Index	0.84%	8.04%	7.63%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 342,387,744
Holdings Count | Holding	51	[52]
Investment Company Portfolio Turnover	30.76%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.

C000095960 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class Y
Trading Symbol	ASYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Y / ASYMX)	$42	0.88%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%	[53]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class Y generated a -9.73% return for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 8/30/17
Alger Weatherbie Specialized Growth Fund Class Y	(1.88)%	2.68%	7.12%
Russell 2500 Growth Index	0.84%	8.04%	8.01%
S&P 500 Index	12.10%	15.61%	13.15%

Performance Inception Date	Aug. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 342,387,744
Holdings Count | Holding	51	[54]
Investment Company Portfolio Turnover	30.76%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.

C000193201 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class Z
Trading Symbol	ASMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Z / ASMZX)	$44	0.94%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%	[55]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class Z generated a -9.76% return for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class Z	(1.90)%	2.62%	7.30%
Russell 2500 Growth Index	0.84%	8.04%	7.63%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 342,387,744
Holdings Count | Holding	51	[56]
Investment Company Portfolio Turnover	30.76%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.

C000059337 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class A
Trading Symbol	AOFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class A / AOFAX)	$60	1.29%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.29%	[57]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class A returned -11.93%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class A	(10.76)%	(4.95)%	4.31%
Alger Small Cap Focus Fund Class A—excluding sales load	(5.80)%	(3.91)%	4.87%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 857,810,298
Holdings Count | Holding	51	[58]
Investment Company Portfolio Turnover	33.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.

C000059339 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class C
Trading Symbol	AOFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class C / AOFCX)	$93	1.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.99%	[59]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class C returned -12.26%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class C	(7.56)%	(4.55)%	4.29%
Alger Small Cap Focus Fund Class C—excluding contingent deferred sales charges	(6.63)%	(4.55)%	4.29%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 857,810,298
Holdings Count | Holding	51	[60]
Investment Company Portfolio Turnover	33.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.

C000059340 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class I
Trading Symbol	AOFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class I / AOFIX)	$56	1.21%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.21%	[61]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class I returned -11.91% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class I	(5.83)%	(3.80)%	4.96%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 857,810,298
Holdings Count | Holding	51	[62]
Investment Company Portfolio Turnover	33.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.

C000095961 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class Y
Trading Symbol	AOFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Y / AOFYX)	$40	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.86%	[63]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class Y returned -11.74% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Small Cap Focus Fund Class Y	(5.64)%	(3.49)%	4.97%
Russell 2000 Growth Index	2.42%	7.60%	6.58%
S&P 500 Index	12.10%	15.61%	12.97%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 857,810,298
Holdings Count | Holding	51	[64]
Investment Company Portfolio Turnover	33.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.

C000179520 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class Z
Trading Symbol	AGOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Z / AGOZX)	$41	0.87%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%	[65]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class Z returned -11.74% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class Z	(5.65)%	(3.50)%	5.28%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 857,810,298
Holdings Count | Holding	51	[66]
Investment Company Portfolio Turnover	33.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.

C000199574 [Member]
Shareholder Report [Line Items]
Fund Name	Alger 35 Fund
Class Name	Class Z
Trading Symbol	ATVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger 35 Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 Fund (Class Z / ATVPX)	$28	0.56%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[67]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger 35 Fund generated a 1.66% return for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index and the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Communication Services and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, Natera, Inc., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Marvell Technology, Inc., Meta Platforms Inc., Enovix Corp., and Cloudflare Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 3/29/18
Alger 35 Fund Class Z	21.21%	13.95%	14.24%
S&P 500 Index	12.10%	15.61%	12.97%
Russell 3000 Growth Index	14.07%	16.71%	15.48%

Performance Inception Date	Mar. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 31,812,307
Holdings Count | Holding	34	[68]
Investment Company Portfolio Turnover	106.52%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$31,812,307
Total number of portfolio holdings[1]	34
Portfolio turnover rate	106.52%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	22.3%
Consumer Discretionary	15.7%
Financials	0.5%
Health Care	11.9%
Industrials	8.7%
Information Technology	36.1%
Utilities	4.5%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets.

C000228969 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class A
Trading Symbol	ALOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class A / ALOAX)	$53	1.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%	[69]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class A generated a -4.05% return, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class A	(1.76)%	(5.83)%
Alger Mid Cap Focus Fund Class A—excluding sales load	3.72%	(4.47)%
Russell Midcap Growth Index	13.65%	2.26%
S&P 500 Index	12.10%	7.98%

Performance Inception Date	Jul. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 231,760,484
Holdings Count | Holding	50	[70]
Investment Company Portfolio Turnover	117.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.

C000228970 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class C
Trading Symbol	ALOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class C / ALOCX)	$92	1.90%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.90%	[71]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class C generated a -4.47% return, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class C	1.85%	(5.23)%
Alger Mid Cap Focus Fund Class C—excluding contingent deferred sales charges	2.85%	(5.23)%
Russell Midcap Growth Index	13.65%	2.26%
S&P 500 Index	12.10%	7.98%

Performance Inception Date	Jul. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 231,760,484
Holdings Count | Holding	50	[72]
Investment Company Portfolio Turnover	117.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.

C000206144 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class I
Trading Symbol	AFOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class I / AFOIX)	$55	1.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%	[73]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class I generated a -4.05% return for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class I	3.85%	9.74%	10.18%
Russell Midcap Growth Index	13.65%	12.31%	10.60%
S&P 500 Index	12.10%	15.61%	13.62%

Performance Inception Date	Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 231,760,484
Holdings Count | Holding	50	[74]
Investment Company Portfolio Turnover	117.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.

C000225967 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class Y
Trading Symbol	ALOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Y / ALOYX)	$36	0.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[75]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class Y generated a -3.80% return for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 2/26/21
Alger Mid Cap Focus Fund Class Y	4.18%	(3.54)%
Russell Midcap Growth Index	13.65%	2.26%
S&P 500 Index	12.10%	7.98%

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 231,760,484
Holdings Count | Holding	50	[76]
Investment Company Portfolio Turnover	117.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.

C000206145 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class Z
Trading Symbol	AFOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Z / AFOZX)	$39	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[77]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class Z generated a -3.93% return for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class Z	3.99%	10.04%	10.47%
Russell Midcap Growth Index	13.65%	12.31%	10.60%
S&P 500 Index	12.10%	15.61%	13.62%

Performance Inception Date	Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 231,760,484
Holdings Count | Holding	50	[78]
Investment Company Portfolio Turnover	117.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.

C000248571 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class A
Trading Symbol	CNEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class A / CNEAX)	$40	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[79]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class A generated a -0.68% return, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class A	15.53%	10.58%
Alger Concentrated Equity Fund Class A—excluding sales load	21.89%	16.25%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,968,463
Holdings Count | Holding	30	[80]
Investment Company Portfolio Turnover	35.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.

C000248567 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class C
Trading Symbol	CNECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class C / CNECX)	$76	1.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.55%	[81]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class C generated a -1.02% return, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class C	19.95%	15.41%
Alger Concentrated Equity Fund Class C—excluding contingent deferred sales charges	20.95%	15.41%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,968,463
Holdings Count | Holding	30	[82]
Investment Company Portfolio Turnover	35.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.

C000248568 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class I
Trading Symbol	CNEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class I / CNEIX)	$40	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[83]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class I generated a -0.68% return for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class I	21.89%	16.25%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,968,463
Holdings Count | Holding	30	[84]
Investment Company Portfolio Turnover	35.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.

C000248569 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class Y
Trading Symbol	CNEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Y / CNEYX)	$27	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[85]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class Y generated a -0.59% return for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Y	22.20%	16.52%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,968,463
Holdings Count | Holding	30	[86]
Investment Company Portfolio Turnover	35.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.

C000248570 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class Z
Trading Symbol	CNEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Z / CNEZX)	$27	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[87]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class Z generated a -0.59% return for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Z	22.20%	16.52%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,968,463
Holdings Count | Holding	30	[88]
Investment Company Portfolio Turnover	35.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.

C000248576 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class A
Trading Symbol	AIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class A / AIFAX)	$43	0.87%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[89]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class A returned 0.96%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class A	18.82%	12.99%
Alger AI Enablers & Adopters Fund Class A—excluding sales load	25.39%	18.78%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,523,284
Holdings Count | Holding	53	[90]
Investment Company Portfolio Turnover	101.71%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.

C000248572 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class C
Trading Symbol	AAICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class C / AAICX)	$81	1.63%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.63%	[91]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class C returned 0.54%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class C	23.34%	17.85%
Alger AI Enablers & Adopters Fund Class C—excluding contingent deferred sales charges	24.34%	17.85%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,523,284
Holdings Count | Holding	53	[92]
Investment Company Portfolio Turnover	101.71%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.

C000248573 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class I
Trading Symbol	AIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class I / AIFIX)	$43	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[93]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class I returned 0.88% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class I	25.28%	18.69%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,523,284
Holdings Count | Holding	53	[94]
Investment Company Portfolio Turnover	101.71%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.

C000248574 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class Y
Trading Symbol	AAIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Y / AAIYX)	$31	0.63%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[95]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class Y returned 0.96% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Y	25.47%	18.97%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,523,284
Holdings Count | Holding	53	[96]
Investment Company Portfolio Turnover	101.71%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.

C000248575 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class Z
Trading Symbol	AAIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Z / AAIZX)	$31	0.63%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[97]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class Z returned 1.13% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Z	25.68%	19.15%
S&P 500 Index	12.10%	9.06%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,523,284
Holdings Count | Holding	53	[98]
Investment Company Portfolio Turnover	101.71%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.

[1]	Annualized.
[2]	Excludes Money Market Funds.
[3]	Annualized.
[4]	Excludes Money Market Funds.
[5]	Annualized.
[6]	Excludes Money Market Funds.
[7]	Annualized.
[8]	Excludes Money Market Funds.
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[10]	Excludes Money Market Funds.
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[12]	Excludes Money Market Funds.
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[14]	Excludes Money Market Funds.
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[16]	Excludes Money Market Funds.
[17]	Annualized.
[18]	Excludes Money Market Funds.
[19]	Annualized.
[20]	Excludes Money Market Funds.
[21]	Annualized.
[22]	Excludes Money Market Funds.
[23]	Annualized.
[24]	Excludes Money Market Funds.
[25]	Annualized.
[26]	Excludes Money Market Funds.
[27]	Annualized.
[28]	Excludes Money Market Funds.
[29]	Annualized.
[30]	Excludes Money Market Funds.
[31]	Annualized.
[32]	Excludes Money Market Funds.
[33]	Annualized.
[34]	Excludes Money Market Funds.
[35]	Annualized.
[36]	Excludes Money Market Funds.
[37]	Annualized.
[38]	Excludes Money Market Funds.
[39]	Annualized.
[40]	Excludes Money Market Funds.
[41]	Annualized.
[42]	Excludes Money Market Funds.
[43]	Annualized.
[44]	Excludes Money Market Funds.
[45]	Annualized.
[46]	Excludes Money Market Funds.
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[48]	Excludes Money Market Funds.
[49]	Annualized.
[50]	Excludes Money Market Funds.
[51]	Annualized.
[52]	Excludes Money Market Funds.
[53]	Annualized.
[54]	Excludes Money Market Funds.
[55]	Annualized.
[56]	Excludes Money Market Funds.
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[58]	Excludes Money Market Funds.
[59]	Annualized.
[60]	Excludes Money Market Funds.
[61]	Annualized.
[62]	Excludes Money Market Funds.
[63]	Annualized.
[64]	Excludes Money Market Funds.
[65]	Annualized.
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[69]	Annualized.
[70]	Excludes Money Market Funds.
[71]	Annualized.
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[73]	Annualized.
[74]	Excludes Money Market Funds.
[75]	Annualized.
[76]	Excludes Money Market Funds.
[77]	Annualized.
[78]	Excludes Money Market Funds.
[79]	Annualized.
[80]	Excludes Money Market Funds.
[81]	Annualized.
[82]	Excludes Money Market Funds.
[83]	Annualized.
[84]	Excludes Money Market Funds.
[85]	Annualized.
[86]	Excludes Money Market Funds.
[87]	Annualized.
[88]	Excludes Money Market Funds.
[89]	Annualized.
[90]	Excludes Money Market Funds.
[91]	Annualized.
[92]	Excludes Money Market Funds.
[93]	Annualized.
[94]	Excludes Money Market Funds.
[95]	Annualized.
[96]	Excludes Money Market Funds.
[97]	Annualized.
[98]	Excludes Money Market Funds.